SUBSEQUENT EVENTS (Details Narrative)																									1 Months Ended		3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 13, 2025 USD ($) shares	Aug. 13, 2025 CAD ($) shares	Aug. 11, 2025 USD ($)	Jul. 29, 2025 shares	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 CAD ($) shares	Jul. 24, 2025 $ / shares shares	Jul. 24, 2025 $ / shares shares	Jul. 11, 2025 USD ($) $ / shares shares	Jul. 11, 2025 CAD ($) shares	Jul. 03, 2025 shares	May 25, 2025 $ / shares shares	May 25, 2025 $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 28, 2025 CAD ($) shares	Mar. 31, 2025 $ / shares shares		Mar. 04, 2025 shares	Feb. 25, 2025 shares	Jan. 09, 2025 $ / shares shares	Dec. 27, 2024 shares	Sep. 26, 2024 USD ($) $ / shares	Sep. 13, 2024 shares	Jul. 03, 2024 shares	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2025 $ / shares shares		Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2025 $ / shares shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares	Jul. 11, 2025 $ / shares	Jun. 30, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Nov. 08, 2024 $ / shares	Nov. 08, 2024 $ / shares
Subsequent Event [Line Items]
Gross proceeds from offering | $																						$ 3,686,000			$ 3,004,340	$ 3,004,340
Shares issued														916,666	916,666					471,809											7,111,827
Warrant exercise price | (per share)														$ 8.80		$ 28.86	[1]			$ 36.81		$ 22.54			$ 13.15		$ 26.45	[2]	$ 28.86	[1]			$ 26.45 [2]			$ 28.86	[1]	$ 28.86	[1]					$ 36.08	$ 12.00	$ 41.50	$ 52.92	$ 18.90
Number of stock options, Granted																											602,487		158,235		111,191	70,925	4,592,428	3,913,694	6,518,044	364,099		364,099		370,365		370,365
Stock option, excercise																																				51,235		51,235		86,547		86,547
Stock option, excercise price | (per share)																																				$ 16.15	[3]	$ 23.22		$ 13.87	[3]	$ 19.94
Fees and related costs amount | $																											$ (223,089)
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of stock options, Granted																6,173		80,247	9,259		12,346		74,074	359,817			344,431		29,948		36,895		3,049,516	2,621,935	127,400
Issued																											685,373
Compensation Warrants [Member]
Subsequent Event [Line Items]
Warrant exercise price | (per share)																																																	$ 9.39	$ 13.50
Compensation Warrants [Member] | Forecast [Member]
Subsequent Event [Line Items]
Warrant description									the Company agreed to pay the agents up to a cash commission equal to the greater of C$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of C$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to a financial advisor, with such corporate finance fee warrants having identical terms to the Compensation Warrants.	the Company agreed to pay the agents up to a cash commission equal to the greater of C$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of C$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to a financial advisor, with such corporate finance fee warrants having identical terms to the Compensation Warrants.
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from offering									$ 7,000,331	$ 9,573,758				$ 7,900,000	$ 11,000,000.0
Shares issued									1,007,764	1,007,764				916,666	916,666
Shares issued, price per share | (per share)									$ 6.946					$ 8.64																													$ 9.50		12.00
Warrant exercise price | (per share)									$ 8.409					10.80																													11.50		15.00
proceeds from exercise	$ 793,750	$ 1,082,500			$ 793,750	$ 1,082,500
Fees and related costs amount | $			$ 495,543
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Options shares granted	125,000	125,000			40,742	40,742					92,944
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Number of stock options, Granted												33,334	33,334
Stock option, excercise												33,334	33,334
Stock option, excercise price | (per share)												$ 8.74	$ 12.57
Subsequent Event [Member] | Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issued												33,333	33,333
Restricted stock units, vested												33,333	33,333
Subsequent Event [Member] | Financial Advisor [Member]
Subsequent Event [Line Items]
Payments for cash fee | $									$ 250,000
Stock issued to finance fee shares									75,000	75,000
Subsequent Event [Member] | Consultant B [Member]
Subsequent Event [Line Items]
Stock option, excercise				125,000			250,000	250,000
Stock option, excercise price | (per share)							$ 6.35	$ 8.66
Subsequent Event [Member] | Compensation Warrants [Member]
Subsequent Event [Line Items]
Warrant exercise price | (per share)									$ 8.409					$ 8.64																													$ 11.50		$ 12.00
Warrant description									the Company agreed to pay the agents up to a cash commission equal to the greater of CAD$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of CAD$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to TriView Capital Ltd., a financial advisor of the Company, with such corporate finance fee warrants having identical terms to the Compensation Warrants.	the Company agreed to pay the agents up to a cash commission equal to the greater of CAD$400,000 and 7% of the gross proceeds of the Offering, and further agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of CAD$11.50 (US$8.409) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company. In addition, the Company paid a cash fee of US$250,000 and issued 75,000 corporate finance fee warrants to TriView Capital Ltd., a financial advisor of the Company, with such corporate finance fee warrants having identical terms to the Compensation Warrants.
Payments for cash commission | $										$ 400,000
Subsequent Event [Member] | Compensation Warrants [Member]
Subsequent Event [Line Items]
Compensation warrants description														Company agreed to pay the agents up to a cash commission equal to 7% of the gross proceeds of the Offering and agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of US$8.64 (CAD$12.00) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.	Company agreed to pay the agents up to a cash commission equal to 7% of the gross proceeds of the Offering and agreed to issue to the agents up to such number of compensation warrants as is equal to an aggregate of 3.5% of the number of Units sold pursuant to the Offering (the “Compensation Warrants”). Each Compensation Warrant is exercisable into a Share at an exercise price of US$8.64 (CAD$12.00) per Share until the date that is 36 months after the date of issuance. The cash commission and the number of Compensation Warrants was reduced to 2.0% in respect to the portion of aggregate gross proceeds of the Offering attributable to subscribers identified by the Company.

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Converted at balance sheet rate.